Investment in Ascend Elements - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 18, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of joint operations [line items]
Investment in Ascend Elements		$ 4,445		$ 4,445		$ 8,582
Gain on change in fair value				$ 138		32,846
Ascend Elements, Inc [member]
Disclosure of joint operations [line items]
Payment to acquire investments in preferred shares	$ 5,000
Investment owned number of shares		806		806
Investment in Ascend Elements		$ 4,445		$ 4,445		$ 8,582
Estimated fair value of investments in Ascend Elements		26.00%		26.00%
Gain on change in fair value			$ 3,582		$ 3,582
Loss on change in fair value of derivatives		$ (1,562)		$ (4,137)